Condensed Consolidating Financial Information CP Cash Flows Condensed Consolidating CP Cash Flows (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Information [Abstract]
Condensed Cash Flow Statement
NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2016

	NRG Yield LLC (a)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Yield Operating LLC (Note Issuer)	Consolidated
	(In millions)
Net Cash Provided by (Used in) Operating Activities	$—	$62	$546	$(39)	$569
Cash Flows from Investing Activities
Changes in investments in consolidated subsidiaries	325	—	(21)	(304)	—
Acquisition of Drop Down Assets, net of cash acquired	—	—	—	(77)	(77)
Capital expenditures	—	—	(20)	—	(20)
Increase in restricted cash	—	—	(34)	—	(34)
Cash receipts from notes receivable	—	—	17	—	17
Return of investment from unconsolidated affiliates	—	16	—	12	28
Net investments in unconsolidated affiliates	—	(80)	(3)	—	(83)
Other	—	—	4	—	4
Net Cash Provided by (Used in) Investing Activities	325	(64)	(57)	(369)	(165)
Cash Flows from Financing Activities
Contributions from tax equity investors, net of distributions	—	—	—	5	5
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets	—	—	(170)	—	(170)
Transfer of funds under intercompany cash management arrangement	54	2	—	(56)	—
(Payments of) proceeds from distributions	(183)	—	(420)	420	(183)
Proceeds from the revolving credit facility	—	—	—	60	60
Payments for the revolving credit facility	—	—	—	(366)	(366)
Proceeds from issuance of long-term debt	—	—	390	350	740
Payment of debt issuance costs	—	—	(10)	(5)	(15)
Payments for long-term debt	—	—	(264)	—	(264)
Net Cash (Used in) Provided by Financing Activities	(129)	2	(474)	408	(193)
Net Increase in Cash and Cash Equivalents	196	—	15	—	211
Cash and Cash Equivalents at Beginning of Period	15	—	95	—	110
Cash and Cash Equivalents at End of Period	$211	$—	$110	$—	$321

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2015

	NRG Yield LLC (a) (b)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (b)	NRG Yield Operating LLC (Note Issuer) (b)	Consolidated
	(In millions)
Net Cash Provided by (Used in) Operating Activities	$—	$19	$420	$(18)	$421
Cash Flows from Investing Activities
Acquisition of businesses, net of cash acquired	—	—	—	(37)	(37)
Changes in investments in consolidated subsidiaries	(464)	—	285	179	—
Acquisition of Drop Down Assets, net of cash acquired	—	—	—	(698)	(698)
Capital expenditures	—	—	(29)	—	(29)
(Increase) decrease in restricted cash	—	—	(1)	—	(1)
Decrease in notes receivable	—	—	17	—	17
Return of investment from unconsolidated affiliates	—	—	—	42	42
Investments in unconsolidated affiliates	—	(28)	—	(374)	(402)
Net Cash Used in Investing Activities	(464)	(28)	272	(888)	(1,108)
Cash Flows from Financing Activities
Transfer of funds under intercompany cash management arrangement	(309)	9	—	300	—
Net contributions from noncontrolling interests	—	—	—	122	122
Distributions to NRG for NRG Wind TE Holdco and CVSR	—	—	(76)	—	(76)
Proceeds from the issuance of Class C and Class A units	599	—	—	—	599
(Payments of) proceeds from distributions	(139)	—	(392)	392	(139)
Proceeds from the revolving credit facility	—	—	—	551	551
Payments for the revolving credit facility	—	—	—	(245)	(245)
Proceeds from the issuance of long-term debt - external	—	—	6	—	6
Proceeds from issuance of long-term debt affiliate	—	—	—	281	281
Payment of debt issuance costs	—	—	(6)	(1)	(7)
Payments for long-term debt	—	—	(230)	(494)	(724)
Net Cash Provided by (Used in) Financing Activities	151	9	(698)	906	368
Net Increase (Decrease) in Cash and Cash Equivalents	(313)	—	(6)	—	(319)
Cash and Cash Equivalents at Beginning of Period	328	—	101	—	429
Cash and Cash Equivalents at End of Period	$15	$—	$95	$—	$110

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2014

	NRG Yield LLC (a) (b)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (b)	NRG Yield Operating LLC (Note Issuer) (b)	Consolidated
	(In millions)
Net Cash Provided by (Used in) Operating Activities	$—	$12	$357	$(7)	$362
Cash Flows from Investing Activities
Changes in investments in consolidated subsidiaries	(530)	—	36	494	—
Acquisition of businesses, net of cash acquired	—	—	—	(901)	(901)
Acquisition of Drop Down Assets, net of cash acquired	—	—	46	(357)	(311)
Capital expenditures	—	—	(60)	—	(60)
Receipt of indemnity from supplier	—	—	57	—	57
Decrease in restricted cash, net	—	—	25	—	25
Decrease in notes receivable	—	—	12	2	14
Proceeds from renewable energy grants	—	—	422	—	422
Return of investment from unconsolidated affiliates	—	—	—	4	4
Investments in unconsolidated affiliates	—	—	(2)	—	(2)
Other	—	—	11	—	11
Net Cash (Used in) Provided by Investing Activities	(530)	—	547	(758)	(741)
Cash Flows from Financing Activities
Transfer of funds under intercompany cash management arrangement	326	(12)	—	(314)	—
Contributions from tax equity investors	—	—	190	—	190
Capital contributions from NRG	—	—	2	—	2
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets	—	—	(333)	—	(333)
Proceeds from issuance of common stock	630	—	—	—	630
(Payments of) proceeds from distributions	(101)	—	(232)	232	(101)
Net borrowings from the revolving credit facility	—	—	—	500	500
Proceeds from issuance of long-term debt — external	—	—	178	—	178
Proceeds from issuance of long-term debt — affiliate	—	—	—	337	337
Payments of long-term debt — external	—	—	(626)	—	(626)
Payment of debt issuance costs	—	—	(18)	(10)	(28)
Net Cash Provided by (Used in) Financing Activities	855	(12)	(839)	745	749
Net Increase (Decrease) in Cash and Cash Equivalents	325	—	65	(20)	370
Cash and Cash Equivalents at Beginning of Period	3	—	36	20	59
Cash and Cash Equivalents at End of Period	$328	$—	$101	$—	$429

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.